COMMON SHARES AND TREASURY SHARES - Issued warrants (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
COMMON SHARES AND TREASURY SHARES
Balance as of 1 January	312,871	312,871	312,900
Additions	0	0	0
Cancellations	0	0	0
Disposals	0	0	0
Balance as of 31 December	312,871	312,871	312,871
Balance as of 1 January	$ 3,100	$ 3,100	$ 3,100
Additions	0	0	0
Cancellations	0	0	0
Disposals	0	0	0
Balance as of 31 December	$ 3,100	$ 3,100	$ 3,100
Balance as of 1 January	0.40%	0.50%	0.50%
Additions	0.00%	0.00%	0.00%
Cancellations	(0.00%)	(0.00%)	(0.00%)
Disposals	0.00%	0.00%	0.00%
Dilution, due to capital increases	0.00%	(0.10%)	0.00%
Balance as of 31 December	0.40%	0.40%	0.50%